Provisions for legal proceedings - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 17, 2019	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-current liabilities for legal proceedings [line items]
Judicial deposits		$ 5,582	$ 8,236	$ 6,711
Action Settlement amount			2,950
Action Settlement amount including tax		3,449
Provision for legal proceeds debt		7,026	3,113	7,405
Provision for compensation of environmental accident		7,026	3,113	7,405
Provision for cancellation of collection of production taxes		$ 7,026	3,113	7,405
Judicial deposits settlements due to legal disputes			710
Judicial deposits not adding profit on subsidiaries			456
Judicial deposits claim of royalties			177
Judicial deposits reduction to related parties			313
Petrobras [member] | Brazilian authorities [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Loss on commitment contingency paid value	$ 683
Provision for legal proceedings [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Provision for legal proceeds debt			895	1,093
Provision for compensation of environmental accident			895	1,093
Provision for cancellation of collection of production taxes			895	1,093
Provision for legal proceedings [member] | Petrobras [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Estimate loss on legal proceedings			740
Transfer to other current liabilities			208
Provision for legal proceeds debt			66
Provision for compensation of environmental accident			66
Provision for cancellation of collection of production taxes			66
Individual Action [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount				$ 456
First Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			983
Second Installment [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Action Settlement amount			984
Rio de Janeiro [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Judicial deposits			2,021
Bahia and Cear [member] | Provision for legal proceedings [member] | Petrobras [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Provision for legal proceeds debt			94
Provision for compensation of environmental accident			94
Provision for cancellation of collection of production taxes			94
State of Paran [member] | Provision for legal proceedings [member] | Petrobras [member]
Disclosure of non-current liabilities for legal proceedings [line items]
Provision for legal proceeds debt			155
Provision for compensation of environmental accident			155
Provision for cancellation of collection of production taxes			$ 155